Securities (Schedule of Unrealized Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	$ 75,872	$ 26,171
Gross unrealized Losses, Less Than 12 Months	(749)	(121)
Fair Value, 12 Months or More	13,581	35,215
Gross Unrealized Losses, 12 Months or More	(201)	(626)
Fair Value, Total	89,453	61,386
Unrealized Losses, Total	(950)	(747)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	10,887	6,998
Gross unrealized Losses, Less Than 12 Months	(102)	(26)
Fair Value, 12 Months or More	12,814	32,515
Gross Unrealized Losses, 12 Months or More	(179)	(577)
Fair Value, Total	23,701	39,513
Unrealized Losses, Total	(281)	(603)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	7,469	5,592
Gross unrealized Losses, Less Than 12 Months	(13)	(33)
Fair Value, 12 Months or More	692	2,426
Gross Unrealized Losses, 12 Months or More	(7)	(20)
Fair Value, Total	8,161	8,018
Unrealized Losses, Total	(20)	(53)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	57,454	13,550
Gross unrealized Losses, Less Than 12 Months	(631)	(60)
Fair Value, 12 Months or More		95
Gross Unrealized Losses, 12 Months or More		(1)
Fair Value, Total	57,454	13,645
Unrealized Losses, Total	(631)	(61)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	75,810	26,140
Gross unrealized Losses, Less Than 12 Months	(746)	(119)
Fair Value, 12 Months or More	13,506	35,036
Gross Unrealized Losses, 12 Months or More	(186)	(598)
Fair Value, Total	89,316	61,176
Unrealized Losses, Total	(932)	(717)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	62	31
Gross unrealized Losses, Less Than 12 Months	(3)	(2)
Fair Value, 12 Months or More	75	179
Gross Unrealized Losses, 12 Months or More	(15)	(28)
Fair Value, Total	137	210
Unrealized Losses, Total	$ (18)	$ (30)